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Form N-23C-1
Report for Calendar month Ending May 31, 2003

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Swiss Helvetia Fund, Inc
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                                                                     Approximate asset value
                                        Number of                    or approximate asset
Date of each     Identification of      shares        Price per      coverage per share at        Name of Seller or
transaction      each security          purchased     share          time of purchase             of Sellers Broker
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
                 Swiss Helvetia
                 Fund-(Cusip-
 05/01/02        870875101)              8,300         9.7582               11.94                    NYSE
 05/02/03          (same)                6,000         9.8182               11.85                    NYSE
 05/05/03          (same)                6,200          10.03               12.04                    NYSE
 05/06/03          (same)                6,000         10.056               12.22                    NYSE

Total                                   26,500
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